Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ (1,506,747)	$ (2,036,143)	$ (610,775)	$ (814,366)	$ 3,516	$ 4,685